As filed with the Securities and Exchange Commission on May 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06628

The Yacktman Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Name and address of agent for service)

512-767-6700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2010 (Unaudited)
The Yacktman Fund

	Shares	Value
COMMON STOCKS - 83.06%
Banks - 2.75%
The Bancorp, Inc. (a)	709,454	$6,314,141
Bank of America Corp.	352,000	6,283,200
U.S. Bancorp	1,650,000	42,702,000
		55,299,341
Beverages - 15.42%
Coca-Cola Co.	2,650,000	145,750,000
PepsiCo, Inc.	2,490,000	164,738,400
		310,488,400
Building Products - 0.50%
USG Corp. (a)	585,950	10,054,902
Capital Markets - 0.49%
Bank Of New York Mellon Corp.	320,000	9,881,600
Commercial Services & Supplies - 2.03%
H&R Block, Inc.	2,300,000	40,940,000
Computers & Peripherals - 1.02%
Dell, Inc. (a)	480,000	7,204,800
Hewlett-Packard Co.	250,000	13,287,500
		20,492,300
Consumer Finance - 0.48%
American Express Co.	235,000	9,696,100
Distributors - 0.20%
Prestige Brands Holdings, Inc. (a)	446,600	4,019,400
Diversified Financial Services - 2.75%
AmeriCredit Corp. (a)	2,200,000	52,272,000
Resource America, Inc., Class A	659,226	3,164,285
		55,436,285
Food & Staples Retailing - 1.98%
Sysco Corp.	1,350,000	39,825,000
Food Products - 0.71%
Lancaster Colony Corp.	242,500	14,297,800
Health Care Equipment & Supplies - 3.63%
Becton Dickinson & Co.	280,000	22,044,400
C.R. Bard, Inc.	459,200	39,775,904
Covidien Plc	100,000	5,028,000
Stryker Corp.	110,000	6,294,200
		73,142,504
Health Care Providers & Services - 2.22%
UnitedHealth Group, Inc.	1,150,000	37,570,500
WellPoint, Inc. (a)	109,500	7,049,610
		44,620,110
Household Products - 8.06%
Clorox Co.	1,450,000	93,003,000
Colgate-Palmolive Co.	70,000	5,968,200
Procter & Gamble Co.	1,000,000	63,270,000
		162,241,200
Industrial Conglomerates - 0.17%
Tyco International Ltd.	87,500	3,346,875
Insurance - 0.52%
Loews Corp.	270,000	10,065,600
MGIC Investment Corp. (a)	30,000	329,100
		10,394,700
Internet Retail - 1.49%
eBay, Inc. (a)	1,110,000	29,914,500
IT Services - 0.93%
Total System Services, Inc.	1,200,000	18,792,000
Media - 20.10%
Comcast Corp.	4,600,000	82,662,000
Dish Network Corp., Class A	420,000	8,744,400
Liberty Media Holding Corp., Interactive-Series A (a)	2,900,000	44,399,000
News Corp., Class A	12,100,000	174,361,000
Viacom, Inc., Class B (a)	2,750,000	94,545,000
		404,711,400
Oil, Gas & Consumable Fuels - 4.90%
ConocoPhilips	1,930,000	98,758,100
Pharmaceuticals - 7.53%
Johnson & Johnson	930,000	60,636,000
Pfizer, Inc.	5,300,000	90,895,000
		151,531,000
Software - 3.75%
Microsoft Corp.	2,580,000	75,516,600
Specialty Retail - 1.43%
Abercrombie & Fitch Co. - Class A	145,000	6,617,800
Wal-Mart Stores, Inc.	400,000	22,240,000
		28,857,800
TOTAL COMMON STOCKS (Cost $1,367,727,730)		1,672,257,917
CONVERTIBLE PREFERRED STOCKS - 0.93%
Advertising - 0.93%
Interpublic Group of Cos., Inc., Series B	21,000	18,690,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,117,925)		18,690,000
PREFERRED STOCKS - 0.62%
Diversified Financial Services - 0.62%
SLM Corp.	324,200	12,436,312
TOTAL PREFERRED STOCKS (Cost $8,341,147)		12,436,312
	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.20%
Mortgage REITs - 0.20%
RAIT Financial Trust,
6.875%, 04/15/2027 (c)	$6,750,000	3,915,000
TOTAL CONVERTIBLE BONDS (Cost $5,192,041)		3,915,000
CORPORATE BONDS - 0.19%
Specialty Retail - 0.19%
Limited Brands, Inc.,
7.600%, 07/15/2037	4,000,000	3,790,000
TOTAL CORPORATE BONDS (Cost $1,736,228)		3,790,000
SHORT TERM INVESTMENTS - 17.08%
Commercial Paper - 17.07%
BNP Paribas,
0.060%, 04/07/2010	72,185,000	72,184,158
Commerzbank,
0.103%, 04/07/2010	72,185,000	72,183,556
Initesa Funding,
0.051%, 04/07/2010	72,185,000	72,184,278
JPMorgan Chase,
0.000%, 04/01/2010	72,185,000	72,185,000
U.S. Bank, N.A.,
0.000%, 04/01/2010	54,999,817	54,999,817
		343,736,809
Demand Notes - 0.01%
U.S. Bancorp
2.220% (b)	247,823	247,823
TOTAL SHORT TERM INVESTMENTS (Cost $343,984,632)		343,984,632
Total Investments (Cost $1,736,099,703) - 102.08%		2,055,073,861
Other Liabilities in Excess of Assets - (2.08)%		(41,847,691)
TOTAL NET ASSETS - 100.00%		$2,013,226,170

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing
(b)	Variable rate security. Rate shown represents the rate as of March 31, 2010.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$1,736,099,703
Gross unrealized appreciation	323,211,260
Gross unrealized depreciation	(4,237,102)
Net unrealized appreciation	$318,974,158

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010 :

THE YACKTMAN FUND
	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$ 452,269,200	-	-	$ 452,269,200
Consumer Staples	553,111,800	-	-	553,111,800
Energy	98,758,100	-	-	98,758,100
Financials	140,708,026	-	-	140,708,026
Health Care	269,293,614	-	-	269,293,614
Industrials	13,401,777	-	-	13,401,777
Information Technology	144,715,400	-	-	144,715,400
Total Common Stock	1,672,257,917	-	-	1,672,257,917

Convertible Preferred Stock	-	$ 18,690,000	-	18,690,000

Preferred Stock	12,436,312	-	-	12,436,312

Convertible Bonds	-	3,915,000	-	3,915,000

Corporate Bonds	-	3,790,000	-	3,790,000

Short Term Investments	-	343,984,632	-	343,984,632

Total Investments in Securities	$ 1,684,694,229	$ 370,379,632	$ -	$ 2,055,073,861

Schedule of Investments
March 31, 2010 (Unaudited)
The Yacktman Focused Fund

	Shares	Value
COMMON STOCKS - 83.29%
Auto Manufacturers - 1.98%
Toyota Industries Corporation - ADR (a)	700,000	$19,845,000
Banks - 2.31%
The Bancorp, Inc. (a)	224,426	1,997,392
U.S. Bancorp	820,000	21,221,600
		23,218,992
Beverages - 17.42%
Coca-Cola Co.	1,400,000	77,000,000
PepsiCo, Inc.	1,480,000	97,916,800
		174,916,800
Building Products - 0.30%
USG Corp. (a)	175,000	3,003,000
Commercial Services & Supplies - 2.04%
H&R Block, Inc.	1,150,000	20,470,000
Computers & Peripherals - 0.66%
Dell, Inc. (a)	105,000	1,576,050
Hewlett-Packard Co.	95,000	5,049,250
		6,625,300
Consumer Finance - 0.21%
American Express Co.	50,000	2,063,000
Diversified Financial Services - 2.18%
AmeriCredit Corp. (a)	880,000	20,908,800
Resource America, Inc., Class A	215,000	1,032,000
		21,940,800
Food & Staples Retailing - 1.94%
Sysco Corp.	660,000	19,470,000
Food Products - 1.17%
Lancaster Colony Corp.	200,000	11,792,000
Health Care Equipment & Supplies - 3.32%
Becton Dickinson & Co.	140,000	11,022,200
C.R. Bard, Inc.	240,000	20,788,800
Covidien Plc	30,000	1,508,400
		33,319,400
Health Care Providers & Services - 1.89%
UnitedHealth Group, Inc.	530,000	17,315,100
WellPoint, Inc. (a)	26,000	1,673,880
		18,988,980
Household Products - 7.60%
Clorox Co.	720,000	46,180,800
Colgate-Palmolive Co.	20,000	1,705,200
Procter & Gamble Co.	450,000	28,471,500
		76,357,500
Insurance - 0.33%
Loews Corp.	90,000	3,355,200
Internet Retail - 1.01%
eBay, Inc. (a)	375,000	10,106,250
IT Services - 0.94%
Total System Services, Inc.	600,000	9,396,000
Media - 20.19%
Comcast Corp.	2,300,000	41,331,000
Liberty Media Holding Corp., Interactive-Series A (a)	840,000	12,860,400
News Corp., Class A	6,250,000	90,062,500
Viacom, Inc., Class B (a)	1,700,000	58,446,000
		202,699,900
Oil, Gas & Consumable Fuels - 5.10%
ConocoPhilips	1,000,000	51,170,000
Pharmaceuticals - 7.51%
Johnson & Johnson	460,000	29,992,000
Pfizer, Inc.	2,650,000	45,447,500
		75,439,500
Software - 4.08%
Microsoft Corp.	1,400,000	40,978,000
Specialty Retail - 1.11%
Wal-Mart Stores, Inc.	200,000	11,120,000
TOTAL COMMON STOCKS (Cost $705,372,773)		836,275,622
CONVERTIBLE PREFERRED STOCKS - 0.44%
Advertising - 0.44%
Interpublic Group of Cos., Inc., Series B	5,000	4,450,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,125,000)		4,450,000
PREFERRED STOCKS - 0.08%
Diversified Financial Services - 0.08%
SLM Corp.	21,903	840,199
TOTAL PREFERRED STOCKS (Cost $473,836)		840,199
	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.08%
Mortgage REITs - 0.08%
RAIT Financial Trust,
6.875%, 04/15/2027
(Acquired 08/15/2007) (c)	$1,450,000	841,000
TOTAL CONVERTIBLE BONDS (Cost $1,095,521)		841,000
CORPORATE BONDS - 0.89%
Meda - 0.75%
Liberty Media Corp.,
8.250%, 02/01/2030	8,000,000	7,490,000
Specialty Retail - 0.14%
Limited Brands, Inc.,
7.600%, 07/15/2037	1,500,000	1,421,250
TOTAL CORPORATE BONDS (Cost $8,006,320)		8,911,250
SHORT TERM INVESTMENTS - 17.23%
Commercial Paper - 17.21%
BNP Paribas,
0.060%, 04/07/2010	36,308,000	36,307,576
Commerzbank,
0.103%, 04/07/2010	36,308,000	36,307,274
Initesa Funding,
0.051%, 04/07/2010	36,308,000	36,307,637
JPMorgan Chase,
0.000%, 04/01/2010	36,308,000	36,308,000
U.S. Bank, N.A.,
0.000%, 04/01/2010	27,499,908	27,499,908
		172,730,395
Demand Notes - 0.02%
U.S. Bancorp
2.220% (b)	214,719	214,719
TOTAL SHORT TERM INVESTMENTS (Cost $172,945,114)		172,945,114
Total Investments (Cost $890,018,564) - 102.01%		1,024,236,185
Other Assets in Excess of Liabilities - (2.01)%		(20,198,189)
TOTAL NET ASSETS - 100.00%		$1,004,064,996

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing
(b)	Variable rate security. Rate shown represents the rate as of March 31, 2010.
(c)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$890,018,564
Gross unrealized appreciation	135,206,631
Gross unrealized depreciation	(962,010)
Net unrealized appreciation	$134,244,621

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010 :

THE YACKTMAN FOCUSED FUND
	Level 1	Level 2	Level 3	Total
Common Stock
Automobiles	-	$ 19,845,000	-	$ 19,845,000
Consumer Discretionary	$ 223,169,900	-	-	223,169,900
Consumer Staples	293,656,300	-	-	293,656,300
Energy	51,170,000	-	-	51,170,000
Financials	50,577,992	-	-	50,577,992
Health Care	127,747,880	-	-	127,747,880
Industrials	3,003,000	-	-	3,003,000
Information Technology	67,105,550		-	67,105,550
Total Common Stock	816,430,622	19,845,000	-	836,275,622

Convertible Preferred Stock	-	4,450,000	-	4,450,000

Preferred Stock	840,199	-	-	840,199

Convertible Bonds	-	841,000	-	841,000

Corporate Bonds	-	8,911,250	-	8,911,250

Short Term Investments	-	172,945,114	-	172,945,114

Total Investments in Securities	$ 817,270,821	$ 206,992,364	$ -	$ 1,024,263,185

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title)    /s/ Donald A. Yacktman
Donald A. Yacktman, President

Date        5/18/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald A. Yacktman
  Donald A. Yacktman, President & Treasurer

Date       5/18/10

* Print the name and title of each signing officer under his or her signature.